Other Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Components of Other Operating Income [Line Items]
Interest income from in-house customer finance programs	$ 186.4	$ 159.7	$ 125.4
Other	0.3	1.7	1.1
Other operating income, net	$ 186.7	$ 161.4	$ 126.5